UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818350.102

AFF5-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 38.0%
Fidelity 100 Index Fund	41,539	$ 444,467
Fidelity Advisor Dividend Growth Fund Institutional Class	468,476	6,806,957
Fidelity Advisor Equity Growth Fund Institutional Class	75,297	4,584,060
Fidelity Advisor Equity Income Fund Institutional Class	222,320	7,194,267
Fidelity Advisor Growth & Income Fund Institutional Class	276,272	5,879,061
Fidelity Advisor Large Cap Fund Institutional Class	280,224	5,974,376
Fidelity Advisor Mid Cap Fund Institutional Class	105,400	2,956,471
Fidelity Advisor Small Cap Fund Institutional Class	75,977	2,011,882
Fidelity Small Cap Opportunities Fund	57,881	603,117
TOTAL DOMESTIC EQUITY FUNDS		36,454,658
International Equity Funds - 9.2%
Fidelity Advisor Diversified International Fund Institutional Class	170,732	4,377,575
Fidelity Advisor Overseas Fund Institutional Class	177,687	4,454,625
TOTAL INTERNATIONAL EQUITY FUNDS		8,832,200
TOTAL EQUITY FUNDS (Cost $38,214,127)		45,286,858
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	433,959	4,547,892
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Advisor Government Income Fund Institutional Class	1,076,496	10,689,606
Fidelity Advisor Intermediate Bond Fund Institutional Class	998,787	10,687,019
Fidelity Advisor Strategic Real Return Fund Institutional Class	633,498	6,493,359
Fidelity Advisor Total Bond Fund Institutional Class	558,115	5,731,845
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		33,601,829
TOTAL FIXED-INCOME FUNDS (Cost $38,182,293)		38,149,721
Short-Term Funds - 13.0%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	770,624	$ 7,205,338
Fidelity Cash Reserves Fund	751,866	751,866
Fidelity Institutional Money Market Portfolio Class I	4,546,285	4,546,285
TOTAL SHORT-TERM FUNDS (Cost $12,562,754)		12,503,489
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $88,959,174)		$ 95,940,068
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $88,961,155. Net unrealized appreciation aggregated $6,978,913, of which $7,529,557 related to appreciated investment securities and $550,644 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818354.102

AFF10-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity 100 Index Fund	273,092	$ 2,922,082
Fidelity Advisor Dividend Growth Fund Institutional Class	3,122,479	45,369,620
Fidelity Advisor Equity Growth Fund Institutional Class	499,342	30,399,963
Fidelity Advisor Equity Income Fund Institutional Class	1,479,158	47,865,550
Fidelity Advisor Growth & Income Fund Institutional Class	1,832,308	38,991,510
Fidelity Advisor Large Cap Fund Institutional Class	1,859,336	39,641,046
Fidelity Advisor Mid Cap Fund Institutional Class	696,236	19,529,419
Fidelity Advisor Small Cap Fund Institutional Class	506,309	13,407,069
Fidelity Small Cap Opportunities Fund	359,261	3,743,504
TOTAL DOMESTIC EQUITY FUNDS		241,869,763
International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	1,182,771	30,326,258
Fidelity Advisor Overseas Fund Institutional Class	1,251,857	31,384,064
TOTAL INTERNATIONAL EQUITY FUNDS		61,710,322
TOTAL EQUITY FUNDS (Cost $248,645,745)		303,580,085
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,780,023	29,134,643
Investment Grade Fixed-Income Funds - 34.8%
Fidelity Advisor Government Income Fund Institutional Class	6,878,369	68,302,204
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,366,964	68,126,510
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,039,934	41,409,325
Fidelity Advisor Total Bond Fund Institutional Class	3,285,833	33,745,505
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		211,583,544
TOTAL FIXED-INCOME FUNDS (Cost $241,633,701)		240,718,187
Short-Term Funds - 10.4%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,786,323	$ 35,402,125
Fidelity Cash Reserves Fund	1,260,678	1,260,678
Fidelity Institutional Money Market Portfolio Class I	26,327,380	26,327,380
TOTAL SHORT-TERM FUNDS (Cost $63,373,612)		62,990,183
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $553,653,058)		$ 607,288,455
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $553,690,005. Net unrealized appreciation aggregated $53,598,450, of which $58,107,852 related to appreciated investment securities and $4,509,402 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818355.102

AFF15-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.3%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity 100 Index Fund	363,565	$ 3,890,145
Fidelity Advisor Dividend Growth Fund Institutional Class	4,015,324	58,342,651
Fidelity Advisor Equity Growth Fund Institutional Class	644,179	39,217,638
Fidelity Advisor Equity Income Fund Institutional Class	1,902,198	61,555,126
Fidelity Advisor Growth & Income Fund Institutional Class	2,360,522	50,231,918
Fidelity Advisor Large Cap Fund Institutional Class	2,395,028	51,061,990
Fidelity Advisor Mid Cap Fund Institutional Class	899,413	25,228,545
Fidelity Advisor Small Cap Fund Institutional Class	651,493	17,251,541
Fidelity Small Cap Opportunities Fund	487,243	5,077,076
TOTAL DOMESTIC EQUITY FUNDS		311,856,630
International Equity Funds - 11.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,525,645	39,117,546
Fidelity Advisor Overseas Fund Institutional Class	1,599,200	40,091,955
TOTAL INTERNATIONAL EQUITY FUNDS		79,209,501
TOTAL EQUITY FUNDS (Cost $328,186,359)		391,066,131
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 5.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,836,194	40,203,308
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Advisor Government Income Fund Institutional Class	7,033,572	69,843,364
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,512,241	69,680,983
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,180,485	42,849,975
Fidelity Advisor Total Bond Fund Institutional Class	3,666,004	37,649,857
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		220,024,179
TOTAL FIXED-INCOME FUNDS (Cost $259,881,961)		260,227,487
Short-Term Funds - 6.3%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,742,347	$ 25,640,943
Fidelity Cash Reserves Fund	730,742	730,742
Fidelity Institutional Money Market Portfolio Class I	17,493,923	17,493,923
TOTAL SHORT-TERM FUNDS (Cost $44,047,072)		43,865,608
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $632,115,392)		$ 695,159,226
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $632,151,600. Net unrealized appreciation aggregated $63,007,626, of which $66,760,362 related to appreciated investment securities and $3,752,736 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818359.102

AFF20-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.1%
	Shares	Value
Domestic Equity Funds - 53.6%
Fidelity 100 Index Fund	821,670	$ 8,791,871
Fidelity Advisor Dividend Growth Fund Institutional Class	8,976,139	130,423,301
Fidelity Advisor Equity Growth Fund Institutional Class	1,440,618	87,704,815
Fidelity Advisor Equity Income Fund Institutional Class	4,258,246	137,796,838
Fidelity Advisor Growth & Income Fund Institutional Class	5,301,566	112,817,320
Fidelity Advisor Large Cap Fund Institutional Class	5,371,642	114,523,414
Fidelity Advisor Mid Cap Fund Institutional Class	2,023,690	56,764,511
Fidelity Advisor Small Cap Fund Institutional Class	1,456,882	38,578,238
Fidelity Small Cap Opportunities Fund	1,123,075	11,702,438
TOTAL DOMESTIC EQUITY FUNDS		699,102,746
International Equity Funds - 13.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,421,354	87,723,520
Fidelity Advisor Overseas Fund Institutional Class	3,550,865	89,020,191
TOTAL INTERNATIONAL EQUITY FUNDS		176,743,711
TOTAL EQUITY FUNDS (Cost $719,389,418)		875,846,457
Fixed-Income Funds - 32.4%

High Yield Fixed - Income Funds - 7.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,002,354	94,344,671
Investment Grade Fixed - Income Funds - 25.2%
Fidelity Advisor Government Income Fund Institutional Class	10,456,624	103,834,280
Fidelity Advisor Intermediate Bond Fund Institutional Class	9,678,268	103,557,466
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,257,625	64,140,661
Fidelity Advisor Total Bond Fund Institutional Class	5,601,679	57,529,244
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		329,061,651
TOTAL FIXED-INCOME FUNDS (Cost $419,928,562)		423,406,322
Short-Term Funds - 0.5%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	402,963	$ 3,767,702
Fidelity Cash Reserves Fund	120,397	120,397
Fidelity Institutional Money Market Portfolio Class I	2,076,772	2,076,772
TOTAL SHORT-TERM FUNDS (Cost $5,986,659)		5,964,871
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,145,304,639)		$ 1,305,217,650
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,145,348,104. Net unrealized appreciation aggregated $159,869,546, of which $165,375,304 related to appreciated investment securities and $5,505,758 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818367.102

AFF25-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.9%
	Shares	Value
Domestic Equity Funds - 55.8%
Fidelity 100 Index Fund	400,765	$ 4,288,188
Fidelity Advisor Dividend Growth Fund Institutional Class	4,543,891	66,022,739
Fidelity Advisor Equity Growth Fund Institutional Class	732,937	44,621,231
Fidelity Advisor Equity Income Fund Institutional Class	2,160,000	69,897,608
Fidelity Advisor Growth & Income Fund Institutional Class	2,688,781	57,217,266
Fidelity Advisor Large Cap Fund Institutional Class	2,725,800	58,114,062
Fidelity Advisor Mid Cap Fund Institutional Class	1,026,598	28,796,073
Fidelity Advisor Small Cap Fund Institutional Class	738,489	19,555,193
Fidelity Small Cap Opportunities Fund	584,285	6,088,252
TOTAL DOMESTIC EQUITY FUNDS		354,600,612
International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,746,146	44,771,177
Fidelity Advisor Overseas Fund Institutional Class	1,802,367	45,185,353
TOTAL INTERNATIONAL EQUITY FUNDS		89,956,530
TOTAL EQUITY FUNDS (Cost $379,325,631)		444,557,142
Fixed-Income Funds - 30.1%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,486,693	47,020,540
Investment Grade Fixed-Income Funds - 22.7%
Fidelity Advisor Government Income Fund Institutional Class	4,495,775	44,643,044
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,157,579	44,486,095
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,601,793	26,668,375
Fidelity Advisor Total Bond Fund Institutional Class	2,756,749	28,311,808
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		144,109,322
TOTAL FIXED-INCOME FUNDS (Cost $189,838,915)		191,129,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $569,164,546)		$ 635,687,004
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $569,191,397. Net unrealized appreciation aggregated $66,495,607, of which $68,824,130 related to appreciated investment securities and $2,328,523 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818364.102

AFF30-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.6%
	Shares	Value
Domestic Equity Funds - 64.3%
Fidelity 100 Index Fund	652,513	$ 6,981,888
Fidelity Advisor Dividend Growth Fund Institutional Class	7,282,899	105,820,518
Fidelity Advisor Equity Growth Fund Institutional Class	1,173,758	71,458,403
Fidelity Advisor Equity Income Fund Institutional Class	3,499,996	113,259,887
Fidelity Advisor Growth & Income Fund Institutional Class	4,348,378	92,533,482
Fidelity Advisor Large Cap Fund Institutional Class	4,389,426	93,582,568
Fidelity Advisor Mid Cap Fund Institutional Class	1,665,425	46,715,159
Fidelity Advisor Small Cap Fund Institutional Class	1,184,425	31,363,562
Fidelity Small Cap Opportunities Fund	1,000,478	10,424,977
TOTAL DOMESTIC EQUITY FUNDS		572,140,444
International Equity Funds - 16.3%
Fidelity Advisor Diversified International Fund Institutional Class	2,832,750	72,631,707
Fidelity Advisor Overseas Fund Institutional Class	2,909,272	72,935,459
TOTAL INTERNATIONAL EQUITY FUNDS		145,567,166
TOTAL EQUITY FUNDS (Cost $602,610,535)		717,707,610
Fixed-Income Funds - 19.4%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,368,082	66,737,495
Investment Grade Fixed-Income Funds - 11.9%
Fidelity Advisor Government Income Fund Institutional Class	3,273,909	32,509,915
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,024,936	32,366,810
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,822,831	18,684,016
Fidelity Advisor Total Bond Fund Institutional Class	2,188,879	22,479,785
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		106,040,526
TOTAL FIXED-INCOME FUNDS (Cost $169,170,389)		172,778,021
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $771,780,924)		$ 890,485,631
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $771,799,521. Net unrealized appreciation aggregated $118,686,110, of which $120,445,581 related to appreciated investment securities and $1,759,471 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818365.102

AFF35-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.9%
	Shares	Value
Domestic Equity Funds - 65.3%
Fidelity 100 Index Fund	253,956	$ 2,717,327
Fidelity Advisor Dividend Growth Fund Institutional Class	2,856,189	41,500,428
Fidelity Advisor Equity Growth Fund Institutional Class	466,080	28,374,933
Fidelity Advisor Equity Income Fund Institutional Class	1,386,681	44,872,998
Fidelity Advisor Growth & Income Fund Institutional Class	1,723,511	36,676,316
Fidelity Advisor Large Cap Fund Institutional Class	1,740,114	37,099,233
Fidelity Advisor Mid Cap Fund Institutional Class	660,019	18,513,536
Fidelity Advisor Small Cap Fund Institutional Class	463,364	12,269,873
Fidelity Small Cap Opportunities Fund	405,494	4,225,252
TOTAL DOMESTIC EQUITY FUNDS		226,249,896
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,119,723	28,709,710
Fidelity Advisor Overseas Fund Institutional Class	1,147,212	28,760,605
TOTAL INTERNATIONAL EQUITY FUNDS		57,470,315
TOTAL EQUITY FUNDS (Cost $247,216,616)		283,720,211
Fixed-Income Funds - 18.1%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,579,415	27,032,270
Investment Grade Fixed-Income Funds - 10.3%
Fidelity Advisor Government Income Fund Institutional Class	1,051,327	10,439,676
Fidelity Advisor Intermediate Bond Fund Institutional Class	957,799	10,248,448
Fidelity Advisor Strategic Real Return Fund Institutional Class	648,785	6,650,048
Fidelity Advisor Total Bond Fund Institutional Class	806,188	8,279,551
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		35,617,723
TOTAL FIXED-INCOME FUNDS (Cost $61,387,776)		62,649,993
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $308,604,392)		$ 346,370,204
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $308,612,875. Net unrealized appreciation aggregated $37,757,329, of which $38,361,179 related to appreciated investment securities and $603,850 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818366.102

AFF40-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.1%
	Shares	Value
Domestic Equity Funds - 67.0%
Fidelity 100 Index Fund	551,325	$ 5,899,174
Fidelity Advisor Dividend Growth Fund Institutional Class	6,005,085	87,253,881
Fidelity Advisor Equity Growth Fund Institutional Class	967,302	58,889,374
Fidelity Advisor Equity Income Fund Institutional Class	2,877,355	93,111,208
Fidelity Advisor Growth & Income Fund Institutional Class	3,578,257	76,145,303
Fidelity Advisor Large Cap Fund Institutional Class	3,609,893	76,962,916
Fidelity Advisor Mid Cap Fund Institutional Class	1,366,883	38,341,067
Fidelity Advisor Small Cap Fund Institutional Class	975,396	25,828,487
Fidelity Small Cap Opportunities Fund	812,252	8,463,666
TOTAL DOMESTIC EQUITY FUNDS		470,895,076
International Equity Funds - 17.1%
Fidelity Advisor Diversified International Fund Institutional Class	2,329,899	59,738,619
Fidelity Advisor Overseas Fund Institutional Class	2,393,861	60,014,101
TOTAL INTERNATIONAL EQUITY FUNDS		119,752,720
TOTAL EQUITY FUNDS (Cost $496,757,249)		590,647,796
Fixed-Income Funds - 15.9%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,686,398	70,073,455
Investment Grade Fixed-Income Funds - 5.9%
Fidelity Advisor Government Income Fund Institutional Class	1,276,626	12,676,899
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,181,444	12,641,452
Fidelity Advisor Strategic Real Return Fund Institutional Class	715,015	7,328,904
Fidelity Advisor Total Bond Fund Institutional Class	875,486	8,991,244
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		41,638,499
TOTAL FIXED-INCOME FUNDS (Cost $107,067,508)		111,711,954
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $603,824,757)		$ 702,359,750
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $603,838,533. Net unrealized appreciation aggregated $98,521,217, of which $99,411,993 related to appreciated investment securities and $890,776 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.833434.101

AFF45-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.1%
	Shares	Value
Domestic Equity Funds - 68.9%
Fidelity 100 Index Fund (a)	22,144	$ 236,944
Fidelity Advisor Dividend Growth Fund Institutional Class	265,730	3,861,054
Fidelity Advisor Equity Growth Fund Institutional Class	42,727	2,601,238
Fidelity Advisor Equity Income Fund Institutional Class	125,876	4,073,359
Fidelity Advisor Growth & Income Fund Institutional Class	156,484	3,329,974
Fidelity Advisor Large Cap Fund Institutional Class	158,541	3,380,099
Fidelity Advisor Mid Cap Fund Institutional Class	59,277	1,662,710
Fidelity Advisor Small Cap Fund Institutional Class	43,057	1,140,152
Fidelity Small Cap Opportunities Fund (a)	27,212	283,544
TOTAL DOMESTIC EQUITY FUNDS		20,569,074
International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	110,305	2,828,227
Fidelity Advisor Overseas Fund Institutional Class	115,063	2,884,637
TOTAL INTERNATIONAL EQUITY FUNDS		5,712,864
TOTAL EQUITY FUNDS (Cost $24,701,866)		26,281,938
Fixed-Income Funds - 11.9%

High Yield Fixed-Income Funds - 9.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	277,324	2,906,359
Investment Grade Fixed-Income Funds - 2.2%
Fidelity Advisor Government Income Fund Institutional Class	24,355	241,845
Fidelity Advisor Intermediate Bond Fund Institutional Class	20,143	215,526
Fidelity Advisor Strategic Real Return Fund Institutional Class	11,208	114,879
Fidelity Advisor Total Bond Fund Institutional Class	7,593	77,976
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		650,226
TOTAL FIXED-INCOME FUNDS (Cost $3,515,947)		3,556,585
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $28,217,813)		$ 29,838,523
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $28,218,158. Net unrealized appreciation aggregated $1,620,365, of which $1,649,179 related to appreciated investment securities and $28,814 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.833438.101

AFF50-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.0%
	Shares	Value
Domestic Equity Funds - 69.6%
Fidelity 100 Index Fund	24,575	$ 262,955
Fidelity Advisor Dividend Growth Fund Institutional Class	295,896	4,299,370
Fidelity Advisor Equity Growth Fund Institutional Class	47,519	2,892,978
Fidelity Advisor Equity Income Fund Institutional Class	140,147	4,535,161
Fidelity Advisor Growth & Income Fund Institutional Class	174,029	3,703,335
Fidelity Advisor Large Cap Fund Institutional Class	176,497	3,762,921
Fidelity Advisor Mid Cap Fund Institutional Class	65,998	1,851,237
Fidelity Advisor Small Cap Fund Institutional Class	48,038	1,272,058
Fidelity Small Cap Opportunities Fund	30,332	316,059
TOTAL DOMESTIC EQUITY FUNDS		22,896,074
International Equity Funds - 20.4%
Fidelity Advisor Diversified International Fund Institutional Class	129,642	3,324,024
Fidelity Advisor Overseas Fund Institutional Class	135,235	3,390,331
TOTAL INTERNATIONAL EQUITY FUNDS		6,714,355
TOTAL EQUITY FUNDS (Cost $27,733,344)		29,610,429
Fixed-Income Funds - 10.0%

High Yield Fixed - Income Funds - 9.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	305,765	3,204,420
Investment Grade Fixed - Income Funds - 0.3%
Fidelity Advisor Government Income Fund Institutional Class	3,978	39,500
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,581	38,320
Fidelity Advisor Strategic Real Return Fund Institutional Class	665	6,814
Fidelity Advisor Total Bond Fund Institutional Class	778	7,987
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		92,621
TOTAL FIXED-INCOME FUNDS (Cost $3,227,930)		3,297,041
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $30,961,274)		$ 32,907,470
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $30,961,667. Net unrealized appreciation aggregated $1,945,803, of which $1,975,312 related to appreciated investment securities and $29,509 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.818360.102

AFF-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.7%
	Shares	Value
Domestic Equity Funds - 19.7%
Fidelity 100 Index Fund	27,801	$ 297,467
Fidelity Advisor Dividend Growth Fund Institutional Class	322,624	4,687,732
Fidelity Advisor Equity Growth Fund Institutional Class	51,500	3,135,292
Fidelity Advisor Equity Income Fund Institutional Class	152,890	4,947,523
Fidelity Advisor Growth & Income Fund Institutional Class	189,193	4,026,037
Fidelity Advisor Large Cap Fund Institutional Class	191,809	4,089,370
Fidelity Advisor Mid Cap Fund Institutional Class	71,931	2,017,673
Fidelity Advisor Small Cap Fund Institutional Class	52,198	1,382,199
Fidelity Small Cap Opportunities Fund	36,878	384,264
TOTAL EQUITY FUNDS (Cost $20,333,117)		24,967,557
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	551,047	5,774,971
Investment Grade Fixed-Income Funds - 34.9%
Fidelity Advisor Government Income Fund Institutional Class	1,444,237	14,341,270
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,327,517	14,204,436
Fidelity Advisor Strategic Real Return Fund Institutional Class	843,565	8,646,546
Fidelity Advisor Total Bond Fund Institutional Class	686,668	7,052,081
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		44,244,333
TOTAL FIXED-INCOME FUNDS (Cost $50,464,920)		50,019,304
Short-Term Funds - 40.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,036,404	28,390,379
Fidelity Cash Reserves Fund	2,327,017	2,327,017
Fidelity Institutional Money Market Portfolio Class I	20,976,023	20,976,023
TOTAL SHORT-TERM FUNDS (Cost $52,001,851)		51,693,419
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $122,799,888)		$ 126,680,280
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $122,805,729. Net unrealized appreciation aggregated $3,874,551, of which $5,096,621 related to appreciated investment securities and $1,222,070 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

June 30, 2007

1.818351.102

F00-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.6%
	Shares	Value
Domestic Equity Funds - 26.8%
Fidelity 100 Index Fund	1,964,361	$ 21,018,666
Fidelity Blue Chip Growth Fund	1,094,690	51,921,164
Fidelity Disciplined Equity Fund	2,391,068	75,940,316
Fidelity Equity-Income Fund	1,153,424	71,777,556
Fidelity Growth & Income Portfolio	1,308,488	43,494,154
Fidelity Growth Company Fund (a)	666,448	50,656,710
Fidelity Mid-Cap Stock Fund	1,666,981	53,176,683
Fidelity OTC Portfolio (a)	637,467	29,361,731
Fidelity Small Cap Growth Fund	315,228	5,302,141
Fidelity Small Cap Opportunities Fund	1,077,772	11,230,385
Fidelity Small Cap Value Fund	325,556	5,036,351
Fidelity Value Fund	533,184	47,885,237
TOTAL DOMESTIC EQUITY FUNDS		466,801,094
International Equity Funds - 0.8%
Fidelity Diversified International Fund	86,361	3,545,107
Fidelity Europe Fund	114,542	4,948,231
Fidelity Japan Fund	68,999	1,239,915
Fidelity Overseas Fund	70,699	3,585,876
Fidelity Southeast Asia Fund	21,679	767,654
TOTAL INTERNATIONAL EQUITY FUNDS		14,086,783
TOTAL EQUITY FUNDS (Cost $377,658,620)		480,887,877
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,655,058	42,454,133
Fidelity High Income Fund	4,686,465	42,084,453
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,538,586
Investment Grade Fixed-Income Funds - 29.5%
Fidelity Government Income Fund	12,375,629	122,766,239
Fidelity Intermediate Bond Fund	9,582,563	97,167,188
Fidelity Investment Grade Bond Fund	24,019,396	173,900,429
Fidelity Strategic Real Return Fund	10,153,539	104,175,314
Fidelity Total Bond Fund	1,575,419	16,195,309
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		514,204,479
TOTAL FIXED-INCOME FUNDS (Cost $590,801,844)		598,743,065
Short-Term Funds - 38.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	310,926,190	$ 310,926,190
Fidelity Retirement Money Market Portfolio	22,972,165	22,972,165
Fidelity Short-Term Bond Fund	37,384,076	328,606,026
TOTAL SHORT-TERM FUNDS (Cost $664,045,931)		662,504,381
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,632,506,395)		$ 1,742,135,323
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,633,828,630. Net unrealized appreciation aggregated $108,306,693, of which $112,683,485 related to appreciated investment securities and $4,376,792 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

June 30, 2007

1.818352.102

F05-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.4%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity 100 Index Fund	1,080,693	$ 11,563,416
Fidelity Blue Chip Growth Fund	894,748	42,437,877
Fidelity Disciplined Equity Fund	1,832,402	58,197,073
Fidelity Equity-Income Fund	942,337	58,641,640
Fidelity Growth & Income Portfolio	1,420,948	47,232,312
Fidelity Growth Company Fund (a)	555,917	42,255,239
Fidelity Mid-Cap Stock Fund	1,399,480	44,643,410
Fidelity OTC Portfolio (a)	515,310	23,735,183
Fidelity Small Cap Growth Fund	282,305	4,748,375
Fidelity Small Cap Opportunities Fund	773,206	8,056,803
Fidelity Small Cap Value Fund	294,607	4,557,566
Fidelity Value Fund	456,939	41,037,670
TOTAL DOMESTIC EQUITY FUNDS		387,106,564
International Equity Funds - 9.7%
Fidelity Diversified International Fund	553,959	22,740,019
Fidelity Europe Fund	730,114	31,540,917
Fidelity Japan Fund	488,037	8,770,020
Fidelity Overseas Fund	461,094	23,386,667
Fidelity Southeast Asia Fund	152,765	5,409,419
TOTAL INTERNATIONAL EQUITY FUNDS		91,847,042
TOTAL EQUITY FUNDS (Cost $417,192,769)		478,953,606
Fixed-Income Funds - 38.3%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	2,518,187	22,965,868
Fidelity High Income Fund	2,502,988	22,476,830
TOTAL HIGH YIELD FIXED-INCOME FUNDS		45,442,698
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	7,123,616	70,666,272
Fidelity Intermediate Bond Fund	5,763,750	58,444,430
Fidelity Investment Grade Bond Fund	14,058,795	101,785,680
Fidelity Strategic Real Return Fund	6,091,475	62,498,531
Fidelity Total Bond Fund	2,513,290	25,836,619
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		319,231,532
TOTAL FIXED-INCOME FUNDS (Cost $367,953,620)		364,674,230
Short-Term Funds - 11.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	40,484,854	$ 40,484,854
Fidelity Retirement Money Market Portfolio	10,673,657	10,673,657
Fidelity Short-Term Bond Fund	6,426,315	56,487,307
TOTAL SHORT-TERM FUNDS (Cost $108,043,503)		107,645,818
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $893,189,892)		$ 951,273,654
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $893,241,868. Net unrealized appreciation aggregated $58,031,786, of which $67,742,326 related to appreciated investment securities and $9,710,540 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

June 30, 2007

1.818356.102

F10-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 41.9%
Fidelity 100 Index Fund	16,867,588	$ 180,483,196
Fidelity Blue Chip Growth Fund	14,182,728	672,686,797
Fidelity Disciplined Equity Fund	27,594,457	876,399,961
Fidelity Equity-Income Fund	14,170,794	881,848,498
Fidelity Growth & Income Portfolio	20,938,683	696,001,829
Fidelity Growth Company Fund (a)	8,119,230	617,142,707
Fidelity Mid-Cap Stock Fund	20,578,801	656,463,739
Fidelity OTC Portfolio (a)	8,291,621	381,912,061
Fidelity Small Cap Growth Fund	3,989,988	67,111,590
Fidelity Small Cap Opportunities Fund	12,550,888	130,780,257
Fidelity Small Cap Value Fund	4,160,802	64,367,608
Fidelity Value Fund	6,575,514	590,546,912
TOTAL DOMESTIC EQUITY FUNDS		5,815,745,155
International Equity Funds - 10.4%
Fidelity Diversified International Fund	8,677,304	356,203,347
Fidelity Europe Fund	11,460,147	495,078,330
Fidelity Japan Fund	7,538,616	135,468,924
Fidelity Overseas Fund	7,189,692	364,661,157
Fidelity Southeast Asia Fund	2,444,645	86,564,887
TOTAL INTERNATIONAL EQUITY FUNDS		1,437,976,645
TOTAL EQUITY FUNDS (Cost $5,815,891,488)		7,253,721,800
Fixed-Income Funds - 38.2%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	36,718,669	334,874,257
Fidelity High Income Fund	36,510,210	327,861,687
TOTAL HIGH YIELD FIXED-INCOME FUNDS		662,735,944
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	104,828,848	1,039,902,169
Fidelity Intermediate Bond Fund	87,116,191	883,358,177
Fidelity Investment Grade Bond Fund	212,461,931	1,538,224,380
Fidelity Strategic Real Return Fund	88,684,249	909,900,400
Fidelity Total Bond Fund	25,800,715	265,231,346
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,636,616,472
TOTAL FIXED-INCOME FUNDS (Cost $5,272,782,073)		5,299,352,416
Short-Term Funds - 9.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	630,420,327	$ 630,420,327
Fidelity Retirement Money Market Portfolio	12,593,420	12,593,420
Fidelity Short-Term Bond Fund	77,679,139	682,799,628
TOTAL SHORT-TERM FUNDS (Cost $1,330,199,733)		1,325,813,375
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,418,873,294)		$ 13,878,887,591
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $12,429,656,917. Net unrealized appreciation aggregated $1,449,230,674, of which $1,559,555,104 related to appreciated investment securities and $110,324,430 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

June 30, 2007

1.818357.102

F15-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.5%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity 100 Index Fund	6,416,463	$ 68,656,150
Fidelity Blue Chip Growth Fund	5,880,730	278,923,035
Fidelity Disciplined Equity Fund	13,035,262	413,999,925
Fidelity Equity-Income Fund	6,665,376	414,786,368
Fidelity Growth & Income Portfolio	9,700,333	322,439,082
Fidelity Growth Company Fund (a)	3,896,878	296,201,705
Fidelity Mid-Cap Stock Fund	9,746,893	310,925,903
Fidelity OTC Portfolio (a)	3,420,996	157,571,073
Fidelity Small Cap Growth Fund	2,081,238	35,006,426
Fidelity Small Cap Opportunities Fund	5,585,898	58,205,055
Fidelity Small Cap Value Fund	2,163,107	33,463,270
Fidelity Value Fund	3,271,502	293,813,567
TOTAL DOMESTIC EQUITY FUNDS		2,683,991,559
International Equity Funds - 11.4%
Fidelity Diversified International Fund	4,024,062	165,187,764
Fidelity Europe Fund	5,322,270	229,922,067
Fidelity Japan Fund	3,530,689	63,446,482
Fidelity Overseas Fund	3,309,682	167,867,085
Fidelity Southeast Asia Fund	1,083,992	38,384,142
TOTAL INTERNATIONAL EQUITY FUNDS		664,807,540
TOTAL EQUITY FUNDS (Cost $2,946,336,739)		3,348,799,099
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	18,387,271	167,691,913
Fidelity High Income Fund	18,362,324	164,893,667
TOTAL HIGH YIELD FIXED-INCOME FUNDS		332,585,580
Investment Grade Fixed-Income Funds - 31.1%
Fidelity Government Income Fund	39,374,899	390,598,999
Fidelity Intermediate Bond Fund	30,527,780	309,551,694
Fidelity Investment Grade Bond Fund	74,441,043	538,953,150
Fidelity Strategic Real Return Fund	34,215,703	351,053,115
Fidelity Total Bond Fund	21,885,858	224,986,622
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,815,143,580
TOTAL FIXED-INCOME FUNDS (Cost $2,160,816,942)		2,147,729,160
Short-Term Funds - 5.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	143,364,846	$ 143,364,846
Fidelity Retirement Money Market Portfolio	5,275,260	5,275,260
Fidelity Short-Term Bond Fund	20,971,059	184,335,607
TOTAL SHORT-TERM FUNDS (Cost $334,272,320)		332,975,713
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,441,426,001)		$ 5,829,503,972
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,441,528,721. Net unrealized appreciation aggregated $387,975,251, of which $441,813,557 related to appreciated investment securities and $53,838,306 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

June 30, 2007

1.818361.102

F20-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.7%
	Shares	Value
Domestic Equity Funds - 55.9%
Fidelity 100 Index Fund	24,845,067	$ 265,842,218
Fidelity Blue Chip Growth Fund	26,156,690	1,240,611,814
Fidelity Disciplined Equity Fund	52,224,952	1,658,664,472
Fidelity Equity-Income Fund	26,894,661	1,673,654,769
Fidelity Growth & Income Portfolio	42,672,762	1,418,442,594
Fidelity Growth Company Fund (a)	15,600,818	1,185,818,200
Fidelity Mid-Cap Stock Fund	39,493,019	1,259,827,292
Fidelity OTC Portfolio (a)	15,284,735	704,014,904
Fidelity Small Cap Growth Fund	7,710,017	129,682,489
Fidelity Small Cap Opportunities Fund	23,908,336	249,124,862
Fidelity Small Cap Value Fund	8,056,773	124,638,280
Fidelity Value Fund	12,798,121	1,149,399,239
TOTAL DOMESTIC EQUITY FUNDS		11,059,721,133
International Equity Funds - 13.8%
Fidelity Diversified International Fund	16,507,251	677,622,638
Fidelity Europe Fund	21,746,893	939,465,774
Fidelity Japan Fund	14,458,425	259,817,901
Fidelity Overseas Fund	13,625,665	691,093,747
Fidelity Southeast Asia Fund	4,594,182	162,679,995
TOTAL INTERNATIONAL EQUITY FUNDS		2,730,680,055
TOTAL EQUITY FUNDS (Cost $11,086,177,540)		13,790,401,188
Fixed-Income Funds - 30.0%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	77,279,658	704,790,480
Fidelity High Income Fund	76,848,769	690,101,945
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,394,892,425
Investment Grade Fixed-Income Funds - 23.0%
Fidelity Government Income Fund	101,234,096	1,004,242,233
Fidelity Intermediate Bond Fund	82,988,799	841,506,419
Fidelity Investment Grade Bond Fund	202,448,124	1,465,724,422

	Shares	Value
Fidelity Strategic Real Return Fund	86,253,501	$ 884,960,923
Fidelity Total Bond Fund	34,245,939	352,048,250
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,548,482,247
TOTAL FIXED-INCOME FUNDS (Cost $5,901,778,604)		5,943,374,672
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Class I	28,316,882	28,316,882
Fidelity Retirement Money Market Portfolio	1,350,852	1,350,852
Fidelity Short-Term Bond Fund	4,222,442	37,115,267
TOTAL SHORT-TERM FUNDS (Cost $67,054,763)		66,783,001
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,055,010,907)		$ 19,800,558,861
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $17,063,676,082. Net unrealized appreciation aggregated $2,736,882,779, of which $2,902,941,453 related to appreciated investment securities and $166,058,674 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

June 30, 2007

1.818369.102

F25-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.7%
	Shares	Value
Domestic Equity Funds - 56.5%
Fidelity 100 Index Fund	5,645,697	$ 60,408,956
Fidelity Blue Chip Growth Fund	6,170,122	292,648,890
Fidelity Disciplined Equity Fund	14,522,206	461,225,256
Fidelity Equity-Income Fund	7,437,845	462,857,092
Fidelity Growth & Income Portfolio	9,563,051	317,875,811
Fidelity Growth Company Fund (a)	4,299,995	326,842,651
Fidelity Mid-Cap Stock Fund	10,705,608	341,508,907
Fidelity OTC Portfolio (a)	3,606,283	166,105,401
Fidelity Small Cap Growth Fund	2,341,582	39,385,408
Fidelity Small Cap Opportunities Fund	6,481,979	67,542,222
Fidelity Small Cap Value Fund	2,440,960	37,761,659
Fidelity Value Fund	3,690,754	331,466,649
TOTAL DOMESTIC EQUITY FUNDS		2,905,628,902
International Equity Funds - 14.2%
Fidelity Diversified International Fund	4,446,231	182,517,786
Fidelity Europe Fund	5,877,703	253,916,779
Fidelity Japan Fund	3,976,161	71,451,610
Fidelity Overseas Fund	3,643,590	184,802,873
Fidelity Southeast Asia Fund	1,169,442	41,409,929
TOTAL INTERNATIONAL EQUITY FUNDS		734,098,977
TOTAL EQUITY FUNDS (Cost $3,224,978,001)		3,639,727,879
Fixed-Income Funds - 29.3%

High Yield Fixed-Income Funds - 7.2%
Fidelity Capital & Income Fund	20,465,890	186,648,914
Fidelity High Income Fund	20,546,849	184,510,704
TOTAL HIGH YIELD FIXED-INCOME FUNDS		371,159,618
Investment Grade Fixed-Income Funds - 22.1%
Fidelity Government Income Fund	23,880,261	236,892,188
Fidelity Intermediate Bond Fund	17,594,356	178,406,772
Fidelity Investment Grade Bond Fund	42,902,811	310,616,352
Fidelity Strategic Real Return Fund	21,238,585	217,907,886
Fidelity Total Bond Fund	18,516,267	190,347,227
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,134,170,425
TOTAL FIXED-INCOME FUNDS (Cost $1,508,960,903)		1,505,330,043
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,733,938,904)		$ 5,145,057,922
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $4,733,986,573. Net unrealized appreciation aggregated $411,071,349, of which $452,212,141 related to appreciated investment securities and $41,140,792 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

June 30, 2007

1.851370.102

F30-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 66.2%
Fidelity 100 Index Fund	15,628,010	$ 167,219,707
Fidelity Blue Chip Growth Fund	19,873,149	942,583,449
Fidelity Disciplined Equity Fund	41,773,180	1,326,716,196
Fidelity Equity-Income Fund	21,477,641	1,336,553,619
Fidelity Growth & Income Portfolio	33,266,158	1,105,767,103
Fidelity Growth Company Fund (a)	12,431,809	944,941,813
Fidelity Mid-Cap Stock Fund	31,231,720	996,291,864
Fidelity OTC Portfolio (a)	11,578,736	533,316,570
Fidelity Small Cap Growth Fund	6,862,357	115,424,840
Fidelity Small Cap Opportunities Fund	19,173,606	199,788,976
Fidelity Small Cap Value Fund	7,178,300	111,048,296
Fidelity Value Fund	10,477,158	940,953,540
TOTAL DOMESTIC EQUITY FUNDS		8,720,605,973
International Equity Funds - 16.3%
Fidelity Diversified International Fund	13,040,740	535,322,371
Fidelity Europe Fund	17,201,484	743,104,119
Fidelity Japan Fund	11,553,876	207,623,144
Fidelity Overseas Fund	10,727,566	544,102,143
Fidelity Southeast Asia Fund	3,521,218	124,686,319
TOTAL INTERNATIONAL EQUITY FUNDS		2,154,838,096
TOTAL EQUITY FUNDS (Cost $8,940,767,132)		10,875,444,069
Fixed-Income Funds - 17.5%

High Yield Fixed - Income Funds - 7.1%
Fidelity Capital & Income Fund	51,649,637	471,044,690
Fidelity High Income Fund	51,504,114	462,506,944
TOTAL HIGH YIELD FIXED - INCOME FUNDS		933,551,634
Investment Grade Fixed - Income Funds - 10.4%
Fidelity Government Income Fund	29,338,203	291,034,976
Fidelity Intermediate Bond Fund	23,471,288	237,998,863
Fidelity Investment Grade Bond Fund	57,187,099	414,034,598
Fidelity Strategic Real Return Fund	25,490,636	261,533,920
Fidelity Total Bond Fund	16,010,869	164,591,736
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		1,369,194,093
TOTAL FIXED-INCOME FUNDS (Cost $2,266,368,895)		2,302,745,727
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,207,136,027)		$ 13,178,189,796
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $11,214,778,425. Net unrealized appreciation aggregated $1,963,411,371, of which $2,067,783,330 related to appreciated investment securities and $104,371,959 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

June 30, 2007

1.818371.102

F35-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.7%
	Shares	Value
Domestic Equity Funds - 65.9%
Fidelity 100 Index Fund	3,387,978	$ 36,251,362
Fidelity Blue Chip Growth Fund	4,332,492	205,490,099
Fidelity Disciplined Equity Fund	10,130,983	321,760,023
Fidelity Equity-Income Fund	5,195,119	323,292,274
Fidelity Growth & Income Portfolio	6,309,440	209,725,801
Fidelity Growth Company Fund (a)	3,008,989	228,713,278
Fidelity Mid-Cap Stock Fund	7,493,336	239,037,406
Fidelity OTC Portfolio (a)	2,534,060	116,718,803
Fidelity Small Cap Growth Fund	1,602,619	26,956,060
Fidelity Small Cap Opportunities Fund	4,557,285	47,486,908
Fidelity Small Cap Value Fund	1,671,286	25,854,791
Fidelity Value Fund	2,580,894	231,790,104
TOTAL DOMESTIC EQUITY FUNDS		2,013,076,909
International Equity Funds - 16.8%
Fidelity Diversified International Fund	3,096,570	127,114,185
Fidelity Europe Fund	4,092,307	176,787,668
Fidelity Japan Fund	2,772,195	49,816,345
Fidelity Overseas Fund	2,538,904	128,773,226
Fidelity Southeast Asia Fund	816,359	28,907,276
TOTAL INTERNATIONAL EQUITY FUNDS		511,398,700
TOTAL EQUITY FUNDS (Cost $2,250,916,809)		2,524,475,609
Fixed-Income Funds - 17.3%

High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	12,677,929	115,622,709
Fidelity High Income Fund	12,705,108	114,091,869
TOTAL HIGH YIELD FIXED-INCOME FUNDS		229,714,578
Investment Grade Fixed-Income Funds - 9.8%
Fidelity Government Income Fund	6,320,306	62,697,440
Fidelity Intermediate Bond Fund	4,563,186	46,270,709
Fidelity Investment Grade Bond Fund	11,135,001	80,617,405
Fidelity Strategic Real Return Fund	5,609,472	57,553,183
Fidelity Total Bond Fund	5,000,138	51,401,422
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		298,540,159
TOTAL FIXED-INCOME FUNDS (Cost $525,603,736)		528,254,737
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,776,520,545)		$ 3,052,730,346
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,776,539,705. Net unrealized appreciation aggregated $276,190,641, of which $296,289,858 related to appreciated investment securities and $20,099,217 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

June 30, 2007

1.818372.102

F40-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.3%
	Shares	Value
Domestic Equity Funds - 68.3%
Fidelity 100 Index Fund	7,319,298	$ 78,316,485
Fidelity Blue Chip Growth Fund	9,995,518	474,087,440
Fidelity Disciplined Equity Fund	22,061,358	700,668,742
Fidelity Equity-Income Fund	11,320,466	704,472,618
Fidelity Growth & Income Portfolio	16,733,832	556,232,582
Fidelity Growth Company Fund (a)	6,533,862	496,638,834
Fidelity Mid-Cap Stock Fund	16,353,837	521,687,411
Fidelity OTC Portfolio (a)	5,793,184	266,834,032
Fidelity Small Cap Growth Fund	4,188,902	70,457,336
Fidelity Small Cap Opportunities Fund	10,004,496	104,246,852
Fidelity Small Cap Value Fund	4,359,160	67,436,213
Fidelity Value Fund	5,560,716	499,407,940
TOTAL DOMESTIC EQUITY FUNDS		4,540,486,485
International Equity Funds - 17.0%
Fidelity Diversified International Fund	6,825,516	280,187,448
Fidelity Europe Fund	9,019,805	389,655,585
Fidelity Japan Fund	6,084,971	109,346,933
Fidelity Overseas Fund	5,605,152	284,293,322
Fidelity Southeast Asia Fund	1,812,199	64,169,953
TOTAL INTERNATIONAL EQUITY FUNDS		1,127,653,241
TOTAL EQUITY FUNDS (Cost $4,734,221,217)		5,668,139,726
Fixed-Income Funds - 14.7%

High Yield Fixed-Income Funds - 9.4%
Fidelity Capital & Income Fund	34,686,210	316,338,236
Fidelity High Income Fund	34,655,914	311,210,112
TOTAL HIGH YIELD FIXED-INCOME FUNDS		627,548,348
Investment Grade Fixed-Income Funds - 5.3%
Fidelity Government Income Fund	7,383,745	73,246,753
Fidelity Intermediate Bond Fund	5,798,805	58,799,879
Fidelity Investment Grade Bond Fund	14,111,981	102,170,746
Fidelity Strategic Real Return Fund	6,519,812	66,893,274
Fidelity Total Bond Fund	4,895,293	50,323,614
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		351,434,266
TOTAL FIXED-INCOME FUNDS (Cost $949,819,230)		978,982,614
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,684,040,447)		$ 6,647,122,340
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,684,737,025. Net unrealized appreciation aggregated $962,385,315, of which $1,004,765,011 related to appreciated investment securities and $42,379,696 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

June 30, 2007

1.833436.101

F45-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.4%
	Shares	Value
Domestic Equity Funds - 69.0%
Fidelity 100 Index Fund	866,464	$ 9,271,165
Fidelity Blue Chip Growth Fund	446,233	21,164,837
Fidelity Disciplined Equity Fund	963,738	30,608,311
Fidelity Equity-Income Fund	482,069	29,999,156
Fidelity Growth & Income Portfolio	573,762	19,071,837
Fidelity Growth Company Fund (a)	286,601	21,784,534
Fidelity Mid-Cap Stock Fund	713,993	22,776,382
Fidelity OTC Portfolio (a)	260,070	11,978,810
Fidelity Small Cap Growth Fund	141,849	2,385,903
Fidelity Small Cap Opportunities Fund	336,722	3,508,640
Fidelity Small Cap Value Fund	149,263	2,309,094
Fidelity Value Fund	232,954	20,921,601
TOTAL DOMESTIC EQUITY FUNDS		195,780,270
International Equity Funds - 18.4%
Fidelity Diversified International Fund	316,689	13,000,087
Fidelity Europe Fund	420,229	18,153,871
Fidelity Japan Fund	291,013	5,229,507
Fidelity Overseas Fund	259,025	13,137,726
Fidelity Southeast Asia Fund	79,590	2,818,298
TOTAL INTERNATIONAL EQUITY FUNDS		52,339,489
TOTAL EQUITY FUNDS (Cost $233,322,324)		248,119,759
Fixed-Income Funds - 12.6%

High Yield Fixed-Income Funds - 9.8%
Fidelity Capital & Income Fund	1,535,131	14,000,397
Fidelity High Income Fund	1,546,139	13,884,325
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,884,722
Investment Grade Fixed-Income Funds - 2.8%
Fidelity Government Income Fund	193,309	1,917,627
Fidelity Intermediate Bond Fund	63,790	646,828
Fidelity Investment Grade Bond Fund	173,640	1,257,155
Fidelity Strategic Real Return Fund	170,040	1,744,610
Fidelity Total Bond Fund	225,424	2,317,362
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,883,582
TOTAL FIXED-INCOME FUNDS (Cost $35,775,410)		35,768,304
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $269,097,734)		$ 283,888,063
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $269,098,342. Net unrealized appreciation aggregated $14,789,721, of which $15,557,036 related to appreciated investment securities and $767,315 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

June 30, 2007

1.833437.101

F50-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.0%
	Shares	Value
Domestic Equity Funds - 69.8%
Fidelity 100 Index Fund	831,763	$ 8,899,862
Fidelity Blue Chip Growth Fund	394,786	18,724,685
Fidelity Disciplined Equity Fund	862,502	27,393,063
Fidelity Equity-Income Fund	432,473	26,912,814
Fidelity Growth & Income Portfolio	496,907	16,517,173
Fidelity Growth Company Fund (a)	257,735	19,590,413
Fidelity Mid-Cap Stock Fund	635,691	20,278,542
Fidelity OTC Portfolio (a)	230,375	10,611,093
Fidelity Small Cap Growth Fund	125,161	2,105,211
Fidelity Small Cap Opportunities Fund	296,038	3,084,717
Fidelity Small Cap Value Fund	131,777	2,038,585
Fidelity Value Fund	206,955	18,586,632
TOTAL DOMESTIC EQUITY FUNDS		174,742,790
International Equity Funds - 20.2%
Fidelity Diversified International Fund	306,512	12,582,332
Fidelity Europe Fund	406,648	17,567,199
Fidelity Japan Fund	281,370	5,056,221
Fidelity Overseas Fund	250,674	12,714,166
Fidelity Southeast Asia Fund	76,513	2,709,339
TOTAL INTERNATIONAL EQUITY FUNDS		50,629,257
TOTAL EQUITY FUNDS (Cost $212,950,761)		225,372,047
Fixed-Income Funds - 10.0%

High Yield Fixed-Income Funds - 9.8%
Fidelity Capital & Income Fund	1,355,030	12,357,873
Fidelity High Income Fund	1,364,894	12,256,751
TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,614,624
Investment Grade Fixed-Income Funds - 0.2%
Fidelity Government Income Fund	9,353	92,782
Fidelity Investment Grade Bond Fund	16,287	117,917
Fidelity Strategic Real Return Fund	14,448	148,234
Fidelity Total Bond Fund	18,020	185,246
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		544,179
TOTAL FIXED-INCOME FUNDS (Cost $25,120,125)		25,158,803
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $238,070,886)		$ 250,530,850
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $238,070,989. Net unrealized appreciation aggregated $12,459,861, of which $13,149,411 related to appreciated investment securities and $689,550 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

June 30, 2007

1.818362.102

FRI-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 20.2%
Fidelity 100 Index Fund	2,336,307	$ 24,998,487
Fidelity Blue Chip Growth Fund	1,171,136	55,547,002
Fidelity Disciplined Equity Fund	2,495,813	79,267,033
Fidelity Equity-Income Fund	1,229,832	76,532,457
Fidelity Growth & Income Portfolio	968,598	32,196,202
Fidelity Growth Company Fund (a)	715,795	54,407,545
Fidelity Mid-Cap Stock Fund	1,800,444	57,434,155
Fidelity OTC Portfolio (a)	681,334	31,382,248
Fidelity Small Cap Growth Fund	360,682	6,066,672
Fidelity Small Cap Opportunities Fund	1,135,512	11,832,034
Fidelity Small Cap Value Fund	368,870	5,706,416
Fidelity Value Fund	582,002	52,269,620
TOTAL EQUITY FUNDS (Cost $372,818,369)		487,639,871
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	6,490,955	59,197,512
Fidelity High Income Fund	6,533,770	58,673,256
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,870,768
Investment Grade Fixed-Income Funds - 34.4%
Fidelity Government Income Fund	19,269,248	191,150,936
Fidelity Intermediate Bond Fund	15,957,310	161,807,120
Fidelity Investment Grade Bond Fund	39,289,905	284,458,913
Fidelity Strategic Real Return Fund	16,228,114	166,500,447
Fidelity Total Bond Fund	2,510,449	25,807,416
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		829,724,832
TOTAL FIXED-INCOME FUNDS (Cost $949,370,462)		947,595,600
Short-Term Funds - 40.5%

Fidelity Institutional Money Market Portfolio Class I	459,763,608	459,763,608
Fidelity Retirement Money Market Portfolio	29,078,801	29,078,801
Fidelity Short-Term Bond Fund	55,315,710	486,225,090
TOTAL SHORT-TERM FUNDS (Cost $977,887,608)		975,067,499
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,300,076,439)		$ 2,410,302,970
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,301,135,031. Net unrealized appreciation aggregated $109,167,939, of which $124,114,692 related to appreciated investment securities and $14,946,753 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007